Contents of Significant Accounts - Financial Assets at Fair Value through Other Comprehensive Income, Non-Current (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	$ 14,723,232	$ 492,251	$ 11,585,477
Common stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	14,547,738		11,401,451
Preferred stocks [member]
Disclosure of financial assets [line items]
Financial assets at fair value through other comprehensive income, non-current	$ 175,494		$ 184,026